TRANSACTIONS WITH RELATED PARTIES (Details 2)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Transactions With Related Parties
Common shares	0.32%	0.32%
Preferred shares	1.05%	0.93%
Total shares	0.69%	0.63%